Related Parties - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Key management personnel compensation, short-term employee benefits	$ 0
Other related party transactions [member]
Disclosure of transactions between related parties [line items]
Other related party transactions	$ 0